Investment in associates and joint ventures - Summary of investments in associates and joint ventures (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2020
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Balance sheet value	€ 1,475	€ 1,790
Total assets	933,891	888,520	€ 884,603
Total liabilities	881,250	836,631
Total income	€ 17,227	€ 17,125	€ 18,324
TMB Public Company Limited [member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Interest held	23.00%	23.00%
Fair value of listed investment	€ 653	€ 1,109
Balance sheet value	1,202	1,509		€ 1,411
Total assets	50,123	55,804
Total liabilities	44,597	49,974
Total income	1,388	1,145
Total expenses	1,093	891
Other investments in associates and joint ventures [member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Balance sheet value	€ 273	€ 281